8. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of Stock option transactions and the number of stock options

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2022	Granted	Exercised	cancelled	2023
March 14, 2023	$0.40	450,000	-	-	(450,000)	-
March 26, 2023	$0.40	10,000	-	-	(10,000)	-
January 7, 2024 (1)	$0.20	45,750	-	-	-	45,750
March 14, 2027	$0.08	1,575,000	-	-	-	1,575,000
Options outstanding		2,080,750	-	-	(460,000)	1,620,750
Options exercisable		2,080,750	-	-	(460,000)	1,620,750
Weighted average exercise price		$0.15	$Nil	$Nil	$0.40	$0.08

(1)Subsequent to December 31, 2023, 45,750 options expired unexercised.

As of December 31, 2023, the weighted average contractual remaining life is 3.11 years (December 31, 2022 – 3.25 years).

Stock option transactions and the number of stock options for the year ended December 31, 2022 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2021	Granted	Exercised	cancelled	2022
April 26, 2022	$0.40	327,500	-	-	(327,500)	-
March 14, 2023	$0.40	450,000	-	-	-	450,000
March 26, 2023	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	45,750	-	-	-	45,750
March 14, 2027	$0.08	-	1,575,000			1,575,000
Options outstanding		833,250	1,575,000	-	(327,500)	2,080,750
Options exercisable		833,250	1,575,000	-	(327,500)	2,080,750
Weighted average exercise price		$0.39	$0.08	$Nil	$0.40	$0.15

Stock option transactions and the number of stock options for the year ended December 31, 2021 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2020	Granted	Exercised	cancelled	2021
September 26, 2021	$0.72	393,750	-	-	(393,750)	-
April 26, 2022	$0.40	327,500	-	-	-	327,500
March 14, 2023	$0.40	450,000	-	-	-	450,000
March 26, 2023	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	45,750	-	-	-	45,750
Options outstanding		1,227,000	-	-	(393,750)	833,250
Options exercisable		1,227,000	-	-	(393,750)	833,250
Weighted average exercise price		$0.50	$Nil	$Nil	$0.72	$0.39